Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,883,238
Proposed Maximum Offering Price per Unit | $ / shares	17.38
Maximum Aggregate Offering Price	$ 50,110,676.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,920.28
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock (the “Shares”) of U.S. Gold Corp. that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments.Calculated in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices for the Shares reported on the Nasdaq Capital Market on February 2, 2026, which was $17.38 per share.